Document and Entity Information	Aug. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 31, 2020
Document Effective Date	Aug. 31, 2020
Prospectus Date	Aug. 31, 2020
MainStay Tax-Exempt Income Funds Prospectus | MainStay MacKay Short Term Municipal Fund | Class R6
Prospectus:
Trading Symbol	MSTEX